IVY HIGH YIELD FUND

                            series of

                            IVY FUND
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432

               STATEMENT OF ADDITIONAL INFORMATION

                         April 6, 1998

_________________________________________________________________

     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen fully managed portfolios, each of which (except for Ivy South America Fund) is diversified. This Statement of Additional Information ("SAI") relates to Class A, Class B, Class C and Class I shares of Ivy High Yield Fund (the "Fund"). The other seventeen portfolios of the Trust are described in separate prospectuses and statements of additional information.

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated April 6, 1998 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below. The Fund also offers Advisor Class shares, which are offered only to investors through a separate prospectus and statement of additional information that may be obtained from the Distributor.

                       INVESTMENT MANAGER

                  Ivy Management, Inc. ("IMI")
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                    Telephone: (800) 777-6472

                           DISTRIBUTOR

                Ivy Mackenzie Distributors, Inc.
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                   Boca Raton, Florida  33432
                    Telephone: (800) 456-5111

                        TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . .  1
     DEVELOPMENT OF THE HIGH YIELD BOND MARKET     . . . . . .  1
     HIGH YIELD BONDS-PORTFOLIO DIVERSIFICATION. . . . . . . .  1
     HIGH YIELD/HIGH RISK SECURITIES . . . . . . . . . . . . .  2
     U.S. GOVERNMENT SECURITIES. . . . . . . . . . . . . . . .  3
     COMMERCIAL PAPER. . . . . . . . . . . . . . . . . . . . .  4
     CONVERTIBLE SECURITIES. . . . . . . . . . . . . . . . . .  4
     REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . .  5
     BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS . . . .  5
     FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . .  6
     FOREIGN CURRENCIES. . . . . . . . . . . . . . . . . . . .  7
     FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . .  8
     DEBT SECURITIES, IN GENERAL . . . . . . . . . . . . . . .  8
     INTERNATIONAL BOND MARKETS. . . . . . . . . . . . . . . .  9
     SMALL COMPANIES . . . . . . . . . . . . . . . . . . . . .  9
     WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS. . .  9
     ZERO COUPON BONDS . . . . . . . . . . . . . . . . . . . . 10
     ILLIQUID SECURITIES . . . . . . . . . . . . . . . . . . . 11
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . 12
          GENERAL. . . . . . . . . . . . . . . . . . . . . . . 12
          INTEREST RATE FUTURES CONTRACTS. . . . . . . . . . . 13
          OPTIONS ON INTEREST RATE FUTURES CONTRACTS . . . . . 14
          FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
               OPTIONS . . . . . . . . . . . . . . . . . . . . 14
          RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. . 15
          COMBINED TRANSACTIONS. . . . . . . . . . . . . . . . 16
     BORROWING . . . . . . . . . . . . . . . . . . . . . . . . 16

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 17

ADDITIONAL RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 18

ADDITIONAL RIGHTS AND PRIVILEGES . . . . . . . . . . . . . . . 19
     AUTOMATIC INVESTMENT METHOD . . . . . . . . . . . . . . . 20
     EXCHANGE OF SHARES. . . . . . . . . . . . . . . . . . . . 20
          INITIAL SALES CHARGE SHARES. . . . . . . . . . . . . 20
          CONTINGENT DEFERRED SALES CHARGE
               SHARES CLASS A. . . . . . . . . . . . . . . . . 20
          CLASS B. . . . . . . . . . . . . . . . . . . . . . . 21
          CLASS C. . . . . . . . . . . . . . . . . . . . . . . 21
          CLASS I. . . . . . . . . . . . . . . . . . . . . . . 22
          ALL CLASSES. . . . . . . . . . . . . . . . . . . . . 22
     LETTER OF INTENT. . . . . . . . . . . . . . . . . . . . . 22
     RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . 23
          INDIVIDUAL RETIREMENT ACCOUNTS . . . . . . . . . . . 23
          ROTH IRAS. . . . . . . . . . . . . . . . . . . . . . 25
          QUALIFIED PLANS. . . . . . . . . . . . . . . . . . . 25
          DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
               CHARITABLE ORGANIZATIONS ("403(B)(7)
               ACCOUNT") . . . . . . . . . . . . . . . . . . . 26
          SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS . . . . . . 27
          SIMPLE PLANS . . . . . . . . . . . . . . . . . . . . 27
     REINVESTMENT PRIVILEGE. . . . . . . . . . . . . . . . . . 27
     RIGHTS OF ACCUMULATION. . . . . . . . . . . . . . . . . . 27
     SYSTEMATIC WITHDRAWAL PLAN. . . . . . . . . . . . . . . . 28
     GROUP SYSTEMATIC INVESTMENT PROGRAM . . . . . . . . . . . 29

BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . 30

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . 32
     PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. . . . . . . . . 36

COMPENSATION TABLE . . . . . . . . . . . . . . . . . . . . . . 37

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . 39
     BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES. . . 39
     DISTRIBUTION SERVICES . . . . . . . . . . . . . . . . . . 41
          RULE 18F-3 PLAN. . . . . . . . . . . . . . . . . . . 41
          RULE 12B-1 DISTRIBUTION PLANS. . . . . . . . . . . . 42
     CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . 43
     FUND ACCOUNTING SERVICES. . . . . . . . . . . . . . . . . 44
     TRANSFER AGENT AND DIVIDEND PAYING AGENT. . . . . . . . . 44
     ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . 44
     AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . 44

CAPITALIZATION AND VOTING RIGHTS . . . . . . . . . . . . . . . 45

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . 46

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . 48

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . 48

CONVERSION OF CLASS B SHARES . . . . . . . . . . . . . . . . . 49

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 50
     OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS. . . . . . . . . . . . . . . . . . . . . . 51
     CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES . . . . . . . . . . . . . . . . . . . . . . . 52
     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. . . . 52
     DEBT SECURITIES ACQUIRED AT A DISCOUNT. . . . . . . . . . 53
     DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . 54
     DISPOSITION OF SHARES . . . . . . . . . . . . . . . . . . 54
     FOREIGN WITHHOLDING TAXES . . . . . . . . . . . . . . . . 55
     BACKUP WITHHOLDING. . . . . . . . . . . . . . . . . . . . 56

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . 56
          YIELD. . . . . . . . . . . . . . . . . . . . . . . . 57
          AVERAGE ANNUAL TOTAL RETURN. . . . . . . . . . . . . 57
          CUMULATIVE TOTAL RETURN. . . . . . . . . . . . . . . 58
          OTHER QUOTATIONS, COMPARISONS AND GENERAL
               INFORMATION . . . . . . . . . . . . . . . . . . 58

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . 59

APPENDIX A
     DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P")
     AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
     CORPORATE BOND AND COMMERCIAL PAPER RATINGS . . . . . . . 60

APPENDIX B
     STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 25,
     1998 AND REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . 63

               INVESTMENT OBJECTIVES AND POLICIES

     The Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Investment Objectives and Policies" and "Risk Factors and Investment Techniques." Additional information regarding the characteristics and risks associated with the Fund's investment techniques is set forth below.

DEVELOPMENT OF THE HIGH YIELD BOND MARKET

     Over the course of this decade, the market for higher yielding domestic debt securities has changed dramatically. U.S.
high yield bonds now total over $350 billion, about a quarter of the entire U.S. corporate bond market.

     In the early 1970s high yield bonds emerged as a way for new companies, companies with troubled credit histories, or any company without access to more traditional financing to raise capital. The category grew and changed from a small, illiquid market for special circumstances, to a larger, more liquid market offering an alternative way to raise capital to companies of every size and structure.

     As the economy strengthened throughout the 1980s, some companies began to replace more and more of the equity in their capital structure with high yield debt. In the late 1980s, many companies had little equity supporting the outstanding debt. Those who had anticipated continuing growth and increasing cash flows to contribute to debt service found that as the economy slowed, they were unable to pay their creditors. This led to defaults and the high yield bond market nearly collapsed under the weight of several factors including a recession, the bankruptcy of a major high yield bond underwriter, and the forced withdrawal of thrifts from this market.

     Expanding companies are now turning to the high yield bond market for financing real growth. The average quality of the overall high yield bond category has improved. There are many opportunities to buy the debt of growing companies or companies that may not yet have the track record necessary to utilize more traditional sources of financing. The conditions of these borrowing companies can improve over time, and as the quality of the debt improves, the prospect for price appreciation adds to the return from income.

HIGH YIELD BONDS-PORTFOLIO DIVERSIFICATION

     The benefits of investing in high yield debt securities include the potential for superior yields and also portfolio diversification which may result in enhanced total returns with the potential for reduced overall portfolio risk.

     High yield bonds show a relatively low correlation with both stocks and investment-grade bonds. Due to this low correlation, high yield bonds offer diversification benefits to both equity and income portfolios.

HIGH YIELD/HIGH RISK SECURITIES

     The Fund invests in debt securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or BB or lower by Standard & Poor's Corporation ("S&P") and comparable unrated securities. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Below investment-grade securities (rated Ba or below by Moody's and BB or below by S&P) or unrated securities of equivalent quality in which the Fund may invest carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

     While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality. The Fund's achievement of its investment objectives may, to the extent of its investment in low-rated debt securities, be more dependent upon IMI's credit analysis than would be the case if the Fund was investing in higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the Fund's best interest to retain or dispose of the security.

     Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

     Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of IMI not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on IMI's credit analysis than is the case for higher quality bonds.
Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the best interest of the Fund to retain or dispose of such security.

     Prices for high yield securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

     Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates and may involve significantly greater price and yield volatility than traditional debt securities.
Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

     Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

COMMERCIAL PAPER

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund's investments are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the perceived risk of its inability for repayment. An issuer's rating depends on its ability to repay its short-term obligations as measured by factors such as market position, capitalization characteristics, earnings and profitability levels, and access to sources of alternate liquidity.

CONVERTIBLE SECURITIES

     Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

     The Fund may invest in convertible securities, such as corporate bonds, notes, debentures and other securities that may be converted into common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features.

     The convertible securities in which the Fund may invest include dividend-paying preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As debt securities, convertible securities are investments which provide for a stream of income. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

REPURCHASE AGREEMENTS

     Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below and in the Fund's Prospectus, which are not typically associated with investing in United States securities and which may affect the Fund's performance favorably or unfavorably.

     The risks of investing in foreign securities are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause the Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

     In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Fund and its shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

     Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

FOREIGN CURRENCIES

     Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's Custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-ship between foreign currencies and the U.S. dollar. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

     The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

     The Fund will hold cash or liquid securities in a segregated account with its Custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

DEBT SECURITIES, IN GENERAL

      Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

INTERNATIONAL BOND MARKETS

     The U.S. dollar-denominated bond market now represents less than one half of the world's developed bond markets. As a result, opportunities for investment in international bond markets have become more significant. The liquidity of international bond markets has improved as the number of investors participating in these markets has increased. Additionally, many international bond markets have become more attractive for foreign investors due to the reduction of barriers of entry to foreign investors by deregulation and by reduction of withholding taxes.

     Concurrent with the opening of foreign markets, restrictions on international capital flows have been reduced or eliminated, thereby enabling investment funds to seek the highest expected returns. As a result, the market conditions of one nation influence the market conditions of other countries through the flow of international capital.

     Returns from international bond markets often differ from those generated by U.S. bond markets. The variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar.
Of course, at any time, the opposite may also be true.

SMALL COMPANIES

     Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs associated with trading in smaller company stocks may be higher than those of larger companies.

WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

     When the Fund purchases new issues of securities on a when-issued basis, the Fund's Custodian will establish a segregated account for the Fund consisting of cash or liquid securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

     Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise. For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

     Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).

The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

     The Fund may also enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with its Custodian cash or liquid securities of an aggregate value sufficient to make payment for the securities.

ZERO COUPON BONDS

     The Fund may purchase zero coupon bonds. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. The Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

ILLIQUID SECURITIES

     The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule
144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.

     Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

     Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal
to the daily change in value of the futures contract.   This
process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     When purchasing a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contact, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

     When selling a call option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by that Fund.

     When selling a put option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     INTEREST RATE FUTURES CONTRACTS. The Fund may engage in interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month U.S. Treasury bills. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

     The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result. When the Fund is not fully invested in securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging purposes, the Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

     Transactions in options on interest rate futures would enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund. Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

     FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

     An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

     RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

     Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts. See "Taxation."

BORROWING

     Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. All borrowings will be repaid before any additional investments are made.

                     INVESTMENT RESTRICTIONS

     The Fund's investment objectives as set forth in the Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

     (i) Invest in real estate, real estate mortgage loans, commodities, commodity futures contracts or interests in oil, gas and/or mineral exploration or development programs, although the Fund may purchase and sell
            (a) securities which are secured by real estate,
            (b) securities of issuers which invest or deal in real estate, and (c) futures contracts and related options;

     (ii) Make investments in securities for the purpose of exercising control over or management of the issuer;

     (iii) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund--or of the Fund and of other accounts under the investment management of the persons rendering investment advice to the Fund--for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

     (iv) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions; the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (v) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities,
            (b) the lending of the Fund's portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Trust's Trustees, or (c) the entry into repurchase agreements with banks or broker-dealers;

     (vi) Borrow amounts in excess of 20% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, provided that the Fund maintains net asset coverage of at least 300% for all borrowings;

     (vii) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund (except as may be necessary in connection with permitted borrowings and then not in excess of 20% of the Fund's total assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and options on future contracts;

     (viii) Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (ix) Act as an underwriter of securities, except to the extent that, in connection with the sale of securities, it may be deemed to be an underwriter under applicable securities laws;

     (x) Make short sales of securities or maintain a short position;

     (xi) Issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; or

     (xii) Purchase securities of any one issuer (except U.S. Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.


                     ADDITIONAL RESTRICTIONS

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

     Under these restrictions, the Fund may not:

     (i) purchase or sell real estate limited partnership interests;

     (ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

     (iii) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities;" illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid; or

     (iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and rules thereunder.

     Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                ADDITIONAL RIGHTS AND PRIVILEGES

     The Trust offers and (except as noted below) bears the cost of providing to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

     Certain of the rights and privileges described below refer to funds, other than the Fund, whose shares are also distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are:
Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy Pan-Europe Fund, and Ivy Money Market Fund (the other seventeen series of the Trust). (Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors.) Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

     The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

     As described in the Prospectus, shareholders of the Fund have an exchange privilege with certain other Ivy funds (except Ivy International Fund unless they have an existing Ivy International Fund account). Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

     INITIAL SALES CHARGE SHARES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their shares for shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

     CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A: Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new
Class A shares.

     For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

     CLASS B: Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Ivy fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

     Class B shares of the Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to the Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

     For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new
Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

     The following CDSC table applies to Class B shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy High Yield Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund and Ivy Pan-Europe Fund:

                                   CONTINGENT DEFERRED SALES
                                   CHARGE AS A PERCENTAGE OF
                                   DOLLAR AMOUNT SUBJECT TO
     YEAR SINCE PURCHASE           CHARGE

     First                              5%
     Second                             4%
     Third                              3%
     Fourth                             3%
     Fifth                              2%
     Sixth                              1%
     Seventh and thereafter             0%


     CLASS C: Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Ivy fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

     CLASS I: Subject to the restrictions set forth in the following paragraph, Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy fund on the basis of the relative net asset value per Class I share.

     ALL CLASSES:   The minimum value of shares which may be
exchanged into an Ivy fund in which shares are not already held is $1,000 ($5,000,000 in the case of Class I shares of Ivy Global Science & Technology Fund, Ivy International Fund, Ivy International Fund II and Ivy International Small Companies Fund (generally referred to herein as the "Class I Funds"), and $250,000 in the case of Ivy High Yield Fund and Ivy Bond Fund). No exchange out of the Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($250,000 in the case of Class I shares of the Fund).

     Each exchange will be made on the basis of the relative net asset values per share of each fund of Ivy Fund next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m., eastern time) to receive the price computed
on the day of receipt.   Exchange requests received after that
time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

     An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

     With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

LETTER OF INTENT

     Reduced sales charges apply to initial investments in Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Canada Fund, Ivy South America Fund, Ivy International Fund, Ivy International Fund II, Ivy Pan-Europe Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund, Ivy International Small Companies Fund, Ivy Developing Nations Fund and Ivy Bond Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.

RETIREMENT PLANS

     Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds of Ivy Fund in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

     The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

     Retirement Plan New Account Fee           no fee
     Retirement Plan Annual Maintenance Fee    $10.00 per account

For shareholders whose retirement accounts are diversified across several funds of Ivy Fund, the annual maintenance fee will be limited to not more than $20.

     The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in an Ivy fund if that fund primarily distributes exempt-interest dividends.

     An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

     In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

     An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on
(i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

     Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-ciary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses, amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distribu-tions will result in the imposition of a 50% non-deductible penalty tax.

     ROTH IRAS: Shares of the Trust also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

     A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

     An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

     No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

     An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

     QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more of the funds of Ivy Fund through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

     In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

     A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

     Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
Similar contribution and deduction rules apply to corporate employers.

     Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
(5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(6) rolls over the distribution.

     The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

     Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
(3) uses the withdrawal to pay tax-deductible medical expenses;
(4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

     SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year. Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

REINVESTMENT PRIVILEGE

     Shareholders who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

     Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

RIGHTS OF ACCUMULATION

     A scale of reduced sales charges applies to any investment of $100,000 or more in Class A shares of the Fund. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). Rights of Accumulation is also applicable to current purchases of all of the funds of Ivy Fund (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy High Yield Fund, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Fund II and Ivy Pan-Europe Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IMDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for Ivy Asia Pacific Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy International Fund II, Ivy Pan-Europe Fund; or $100,000 or more for Ivy Bond Fund or Ivy High Yield Fund.

     At the time an investment takes place, IMSC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder (except shareholders with accounts in Class I of the Class I Funds) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $5,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

     A redemption under a Withdrawal Plan is a taxable event.
Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

     Additional investments made by investors participating in a Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

     An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC.

If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal
Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

     Shares may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code.

The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

     With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

     Class A shares of the Fund are made available to Merrill
Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

     (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

     (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

     (iii) the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
     Service Agreement.

     Alternatively, Class B shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through
(iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

     Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

                      BROKERAGE ALLOCATION

     Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions, and, therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

     IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to a particular Fund or the Trust. IMI may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

     As of the date of this SAI, the Fund had not paid any brokerage commissions.

     The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million.
The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice.

The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                      TRUSTEES AND OFFICERS

     The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                         POSITION
                         WITH THE    BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE       TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.    Trustee     Chairman, Dynamics Research
60 Concord Street                    Corp. (instruments and
Wilmington, MA  01887                controls); Director, Burr-
Age: 74                              Brown Corp. (operational
                                     amplifiers); Director,
                                     Metritage Incorporated
                                     (level measuring
                                     instruments); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1998).

Paul H. Broyhill         Trustee     Chairman, BMC Fund, Inc.
800 Hickory Blvd.                    (1983-present); Chairman,
Golfview Park-Box 500                Broyhill Family Foundation,
Lenoir, NC 28645                     Inc. (1983-Present);
Age:  74                             Chairman and President,
                                     Broyhill Investments, Inc.
                                     (1983-present); Chairman,
                                     Broyhill Timber Resources
                                     (1983-present); Management
                                     of a personal portfolio of
                                     fixed-income and equity
                                     investments (1983-present);
                                     Trustee of Mackenzie Series
                                     Trust (1988-1998); Director
                                     of The Mackenzie Funds Inc.
                                     (1988-1995).

Stanley Channick         Trustee     President and Chief
11 Bala Avenue                       Executive Officer, The
Bala Cynwyd, PA 19004                Whitestone Corporation
Age:  75                             (insurance agency);
                                     Chairman, Scott Management
                                     Company (administrative
                                     services for insurance
                                     companies); President, The
                                     Channick Group (consultants
                                     to insurance companies and
                                     national trade
                                     associations); Trustee of
                                     Mackenzie Series Trust
                                     (1994-1998); Director of
                                     The Mackenzie Funds Inc.
                                     (1994-1995).

Frank W. DeFriece, Jr.   Trustee     Director, Manager and Vice
The Landmark Centre                  President, Director and
113 Landmark Lane,                   Fund Manager, Massengill-
Suite B                              DeFriece Foundation
Bristol, TN  37620-2285              (charitable organization)
Age: 77                              (1950-present); Trustee and
                                     Vice Chairman, East
                                     Tennessee Public
                                     Communications Corp. (WSJK-
                                     TV) (1984-present); Trustee
                                     of Mackenzie Series Trust
                                     (1985-1998); Director of
                                     The Mackenzie Funds Inc.
                                     (1987-1995).

Roy J. Glauber           Trustee     Mallinckrodt Professor of
Lyman Laboratory                     Physics, Harvard
of Physics                           University (1974-present);
Harvard University                   Trustee of Mackenzie Series
Cambridge, MA 02138                  Trust (1994-1997).
Age: 72

Michael G. Landry        Trustee     President, Chief Executive
700 South Federal Hwy.   and         Officer and Director of
Suite 300                Chairman    Mackenzie Investment
Raton, FL  33432                     Management Inc. (1987-
Age: 51                              present); President,
[*Deemed to be an                    Director and Chairman of
"interested person"                  Ivy Management Inc. (1992-
of the Trust, as                     present); Chairman and
defined under the                    Director of Ivy Mackenzie
1940 Act.]                           Services Corp.(1993-
                                     present); Chairman and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Director and
                                     President of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994);  Director and
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Trustee of Mackenzie Series
                                     Trust (1987-1998);
                                     President of Mackenzie
                                     Series Trust (1987-1996);
                                     Chairman of Mackenzie
                                     Series Trust (1996-
                                     1998).

Joseph G. Rosenthal      Trustee     Chartered Accountant
110 Jardin Drive                     (1958-present); Trustee of
Unit #12                             Mackenzie Series Trust
Concord, Ontario Canada              (1985-1998); Director of
L4K 2T7                              The Mackenzie Funds Inc.
Age: 63                              (1987-1995).

Richard N. Silverman     Trustee     Director, Newton-Wellesley
18 Bonnybrook Road                   Hospital; Director, Beth
Waban, MA  02168                     Israel Hospital; Director,
Age: 74                              Boston Ballet; Director,
                                     Boston Children's Museum;
                                     Director, Brimmer and May
                                     School.

J. Brendan Swan          Trustee     President, Airspray
4701 North Federal Hwy.              International, Inc.;
Suite 465                            Joint Managing Director,
Pompano Beach, FL  33064             Airspray International
Age: 67                              B.V. (an environmentally
                                     sensitive packaging
                                     company); Director of
                                     Polyglass LTD.; Director,
                                     The Mackenzie Funds Inc.
                                     (1992-1995); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1998).

Keith J. Carlson         Trustee     Senior Vice President of
700 South Federal Hwy.   and         Mackenzie Investment
Suite 300                President   Management, Inc. (1996
Boca Raton, FL 33432                 -present); Senior Vice
Age: 41                              President and Director of
[*Deemed to be an                    Mackenzie Investment
"interested person"                  Management, Inc. (1994
of the Trust, as                     -1996); Senior Vice
defined under the                    President and Treasurer of
1940 Act.]                           Mackenzie Investment
                                     Management, Inc. (1989-
                                     1994); Senior Vice
                                     President and Director of
                                     Ivy Management Inc. (1994-
                                     present); Senior Vice
                                     President, Treasurer and
                                     Director of Ivy Management
                                     Inc. (1992-1994); Vice
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Senior Vice President and
                                     Director, Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1993-1996);
                                     Trustee and President of
                                     Mackenzie Series Trust
                                     (1996-1998); Vice President
                                     of Mackenzie Series Trust
                                     (1994-1998); Treasurer of
                                     Mackenzie Series Trust
                                     (1985-1994); President,
                                     Chief Executive Officer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Executive Vice
                                     President and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1993-1994).

C. William Ferris        Secretary/  Senior Vice President,
700 South Federal Hwy.   Treasurer   Chief Financial Officer
Suite 300                            and Secretary/Treasurer
Boca Raton, FL  33432                of Mackenzie Investment
Age: 53                              Management Inc. (1995-
                                     present); Senior Vice
                                     President, Finance and
                                     Administration/Compliance
                                     Officer of Mackenzie
                                     Investment Management Inc.
                                     (1989-1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Clerk of Ivy
                                     Management Inc. (1994-
                                     present); Vice President,
                                     Finance/Administration and
                                     Compliance Officer of Ivy
                                     Management Inc. (1992-
                                     1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Secretary/Treasurer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Services
                                     Corp. (1993-1996);
                                     Secretary/Treasurer of The
                                     Mackenzie Funds Inc. (1993-
                                     1995); Secretary/Treasurer
                                     of Mackenzie Series Trust
                                     (1994-1998).

James W. Broadfoot       Vice        Executive Vice President,
700 South Federal Hwy.   President   Ivy Management Inc. (1996-
Suite 300                            present); Senior Vice
Boca Raton, FL  33432                President, Ivy Management,
Age: 56                              Inc. (1992-1996); Director
                                     and Senior Vice President,
                                     Mackenzie Investment
                                     Management Inc. (1995-
                                     present); Senior Vice
                                     President, Mackenzie
                                     Investment Management Inc.
                                     (1990-1995).

     As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Fund shares.

PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

     Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                       COMPENSATION TABLE
                            IVY FUND
              (FISCAL YEAR ENDED DECEMBER 31, 1997)

                                                       TOTAL
                            PENSION OR                 COMPENSA-
                            RETIREMENT                 TION FROM
                            BENEFITS    ESTIMATED      TRUST AND
                 AGGREGATE  ACCRUED AS  ANNUAL         FUND COM-
                 COMPENSA-  PART OF     BENEFITS       PLEX PAID
NAME,            TION       FUND        UPON           TO
POSITION         FROM TRUST EXPENSES    RETIREMENT     TRUSTEES
[*]

John S.          $13,722    N/A         N/A            $15,000
 Anderegg, Jr.
(Trustee)

Paul H.          $13,722    N/A         N/A            $15,000
 Broyhill
(Trustee)

Keith J.         $0         N/A         N/A            $0
 Carlson
(Trustee and
 President)

Stanley          $13,722    N/A         N/A            $15,000
  Channick
(Trustee)

Frank W.         $13,722    N/A         N/A            $15,000
 DeFriece, Jr.
(Trustee)

Roy J.           $13,722    N/A         N/A            $15,000
 Glauber
(Trustee)

Michael G.       $0         N/A         N/A            $0
 Landry
(Trustee and
 Chairman of
 the Board)

Joseph G.        $13,722    N/A         N/A            $15,000
 Rosenthal
(Trustee)

Richard N.       $13,722    N/A         N/A            $15,000
 Silverman
(Trustee)

J. Brendan       $13,722    N/A         N/A            $15,000
 Swan
 (Trustee)

C. William       $0         N/A         N/A            $0
 Ferris
 (Secretary/Treasurer)

[*] During the year ended December 31, 1997, the fund complex consisted of the Trust, which had 17 funds at year end, and Mackenzie Series Trust, an open-end, management investment company comprised of 4 funds that were reorganized into series
     of unaffiliated investment companies on September 5, 1997.

               INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

     IMI provides business management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"), which was last approved by the Board on September 13, 1997. The Agreement was approved by the sole shareholder of the Fund on March 25, 1998. Prior to shareholder approval, the Agreement was approved by the Board (including a majority of the Trustees who are neither "interested persons," as defined in the 1940 Act, of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement (the "Independent
Trustees")) on February 7, 1998 with respect to the Fund.

     IMI is a wholly owned subsidiary of MIMI. MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and registered in Ontario as a mutual fund dealer whose shares are listed for trading on the TSE.
MFC provides investment advisory services to certain of the Ivy funds.

     IMI currently acts as manager and investment adviser to the following additional investment companies registered under the 1940
Act: Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies
Fund, Ivy International Fund II, Ivy Asia Pacific Fund, Ivy Pan-Europe Fund, Ivy Growth Fund, Ivy US Emerging Growth Fund, Ivy Growth with Income Fund, Ivy Bond Fund and Ivy Money Market Fund.

     The Agreement obligates IMI to make investments for the accounts of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

     Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the Securities and Exchange Commission (the
"SEC") and of state securities commissions and other regulatory agencies.

     The Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 0.75% of its average net assets.

     Advisory fee information is not available for the Fund as of the date of this SAI.

     Under the Agreement, the Trust pays the following expenses:
(1)
the fees and expenses of the Trust's Independent Trustees; (2)
the
salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6)
the
expenses of registering and qualifying shares for sale with the
SEC
and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services;
(10)
expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

     IMI currently limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 0.85% of the Fund's average net assets, which may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

     The initial term of the Agreement between IMI and the Fund, which commenced on March 25, 1998, will run for a period of two years from the date of commencement. The Agreement will continue in effect with respect to the Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either
(a)
by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the
Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

     The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

     IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of Ivy Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23,
1991, as amended from time to time (the "Distribution
Agreement").
The Distribution Agreement was last approved by the Board on September 13, 1997. At a meeting held on February 7, 1998, the Board approved the Distribution Agreement on behalf of the Fund. IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

     Pursuant to the Distribution Agreement, IMDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IMDI may reallow to dealers such concession as IMDI may determine from time to time.
In addition, IMDI is entitled to deduct a CDSC on the redemption of
Class A shares sold without an initial sales charge and Class B and
Class C shares in accordance with, and in the manner set forth in, the Prospectus.

     Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

     As of the date of this SAI, IMDI had not received any payments under the Distribution Agreement with respect to the Fund.

     The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on
60
days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to
IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

     RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on February 7, 1998, the Board adopted the Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows:
(i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

     RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Fund's Class A, Class B and Class C shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

     Under each Plan, the Fund pays IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, as the case may be. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the
Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

     Under the Fund's Class B and Class C Plans, the Fund also pays
IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. IMDI may reallow to dealers all or a portion of the service and distribution fees as IMDI may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

     Among other things, each Plan provides that (1) IMDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made;
(2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under each
Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the
Trust.

     IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

     A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

      As of the date of this SAI, no payments had been made under the Plans with respect to the Fund.

     Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

     If the Distribution Agreement or the Distribution Plans are terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

     Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street,
Boston, Massachusetts 02109, maintains custody of the assets of the
Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities. The Custodian may receive, as partial payment for its services to the Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

     Pursuant to a Fund Accounting Services Agreement, MIMI
provides
certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under;
$2,500 when net assets are over $10 million to $40 million;
$5,000
when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

     As of the date of this SAI, no payments had been made with respect to the provision of these services for the Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for the Fund. The Fund (except with respect to its Class I shares) pays a monthly fee at an annual rate of $20.00 for each open
Class A, Class B and Class C account. The Fund pays $10.25 per open
Class I account. In addition, the Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, no payments had been made by the Fund for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

     Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of .10% of the Fund's average daily net assets. The Fund pays MIMI a monthly fee at the annual rate of .01% of its average daily net assets for Class I. As of the date of this SAI, no payments had been made by the Fund under the Administrative Services Agreement.

     Outside of providing administrative services to the Trust, as described above, MIMI may also act on behalf of IMDI in paying commissions to broker-dealers with respect to sales of Class B and
Class C shares of the Fund.

AUDITORS

     Coopers & Lybrand L.L.P., independent certified public accountants, has been selected as auditors for the Trust. The audit services performed by Coopers & Lybrand L.L.P. include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

                  CAPITALIZATION AND VOTING RIGHTS

     The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

      The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy International Fund and Ivy Money Market
Fund and Class A, Class B, Class C and Advisor Class shares for
Ivy
Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China
Region
Fund, Ivy US Emerging Growth Fund (formerly Ivy Emerging Growth
Fund), Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with
Income Fund, Ivy International Fund II, Ivy High Yield Fund (formerly Ivy International Bond Fund), Ivy South America Fund (formerly Ivy Latin America Strategy Fund), Ivy Money Market Fund,
Ivy Developing Nations Fund (formerly Ivy New Century Fund) and
Ivy
Pan-Europe Fund, as well as Class I shares for Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy High Yield Fund and Ivy International Small
Companies Fund.

     Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-
Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a fund, then the shareholders of that fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

     As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

     With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the
Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if
Section 26(c) of the Act were applicable.

     The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

     As of the the date of this SAI, there were no Fund shares outstanding other than those issued to the sole shareholder.

     Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the
Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                           NET ASSET VALUE

     The share price, or value, for the separate classes of shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used.
All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost, which approximates money market value.

     The Fund's liabilities are allocated between its classes. The total of such liabilities allocated to a class plus that class's distribution fee and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the net asset value per share.

     Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther
King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

     When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

     The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the
Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

     Valuation of below investment-grade debt securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of Trustees.

     The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the
Board whenever in its judgment it is in the best interest of the Fund to do so.

                         PORTFOLIO TURNOVER

     The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. It is estimated that the portfolio turnover rate for the Fund's initial fiscal year will not exceed 100%.

                             REDEMPTIONS

     Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC.

     Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted,
(ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the
Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

     Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

     The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than
$1,000 in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment
Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

     If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

     The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the
Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                    CONVERSION OF CLASS B SHARES

     As described in the Prospectus, Class B shares of the Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of
Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                              TAXATION

     The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the
Fund.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.
The Fund intends to distribute all such income.

     Amounts not distributed on a timely basis in accordance with
a
calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least 98%
of its ordinary income (not taking into account any capital gains
or
losses) for the calendar year, (2) at least 98% of its capital gains
in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year.
Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the
Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the
Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the
Fund, which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

     The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures and forward contracts.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the
PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the
Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the
Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to individual shareholders at a maximum 20% to 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares;
such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, may be eligible for reduced federal tax rates, depending upon the shareholder's holding period for the
shares.  Any loss realized on a redemption sale or exchange will be
disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund,
(2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

FOREIGN WITHHOLDING TAXES

     Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

     If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

     Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income.  For this purpose, if the Fund makes
the election described in the preceding paragraph, the source of the
Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax
imposed
on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning
15
days (45 days for preferred shares) before the shares become ex-dividend.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

     The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

     Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                       PERFORMANCE INFORMATION

Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Trust may, from time to time, include the yield, the average annual total return and the cumulative total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

     YIELD. Quotations of yield for a specific class of shares of the Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B, Class C and Class I shares) on the last day of the period, according to the following formula:

          YIELD     =    2[({(a-b)/cd} + 1){superscript 6}-1]

Where:    a         =    dividends and interest earned during the
                         period attributable to a specific class
of
                         shares,

          b         =    expenses accrued for the period
                         attributable to that class (net of
                         reimbursements),

          c         =    the average daily number of shares of
that
                         class outstanding during the period that were entitled to receive dividends, and

          d         =    the maximum offering price per share (in
                         the case of Class A shares) or the net
                         asset value per share (in the case of
                         Class B shares, Class C shares and Class
I
                         shares) on the last day of the period.


     AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

          P(1 + T){superscript n} = ERV

Where:    P    =    a hypothetical initial payment of $1,000 to
                    purchase shares of a specific class

          T    =    the average annual total return of shares of
                    that class

          n    =    the number of years

          ERV  =    the ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of the period.

     For purposes of the above computation for the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional Fund shares during the designated period. Standardized Return quotations for the Fund do not take into account any required payments for Federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

     The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

     CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

          C = (ERV/P) - 1

Where:    C    =    cumulative total return

          P    =    a hypothetical initial investment of $1,000
to
                    purchase shares of a specific class

          ERV  =    ending redeemable value:  ERV is the value,
at
                    the end of the applicable period, of a
                    hypothetical $1,000 investment made at the beginning of the applicable period.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the
Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

     The Fund may also cite endorsements or use for comparison their performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal,
Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New
York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.


                        FINANCIAL STATEMENTS

     The Fund's Statement of Assets and Liabilities as of March
25,
1998 and the Notes thereto are attached hereto as Appendix B.

                             APPENDIX A

DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue  (Moody's
Investors
Service, New York, 1994), and "Standard & Poor's Municipal
Ratings
Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

(a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such
bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing.   Such issues may
be
in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1)
evaluation of the management of the issuer; (2) economic
evaluation
of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3)
evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated
Not Prime do not fall within any of the Prime rating categories.

S&P:

     (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Debt rated AAA has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated
BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating
C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

     Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             APPENDIX B

                 STATEMENT OF ASSETS AND LIABILITIES
                        AS OF MARCH 25, 1998
                AND REPORT OF INDEPENDENT ACCOUNTANTS

IVY HIGH YIELD FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 25, 1998

ASSETS
  Cash . . . . . . . . . . . . . . . . . . . .  $    50
  Deferred organization expenses . . . . . . .   64,772
  Prepaid blue sky fees. . . . . . . . . . . .   47,500
                                              ---------
     Total Assets. . . . . . . . . . . . . . .  112,322
                                              ---------
LIABILITIES
  Due to affiliate . . . . . . . . . . . . . .  112,272
                                              ---------

NET ASSETS . . . . . . . . . . . . . . . . . .  $    50
                                              ========
CLASS A:
  Net asset value and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00
                                              =========
  Maximum offering price
     per share
     ($10.00 x 100 / 95.25)* . . . . . . . . .  $ 10.61
                                              =========

CLASS B:
  Net asset value and
     offering price per share
     ($10 / 1 share outstanding)** . . . . . .  $ 10.00
                                              =========

CLASS C:
  Net asset value and
     offering price per share
     ($10 / 1 share outstanding)***. . . . . .  $ 10.00
                                              =========

CLASS I:
  Net asset value, offering and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00
                                              =========

ADVISOR CLASS:
  Net asset value, offering and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00

                                              =========

NET ASSETS CONSISTS OF:
  Capital paid-in. . . . . . . . . . . . . . .  $    50
                                              =========

* On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge, up to a maximum of 5%.
*** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge, up to a maximum of 1%.

                 (See Notes to Financial Statement)

IVY HIGH YIELD FUND
NOTES TO STATEMENT OF ASSETS AND LIABILITIES
MARCH 25, 1998


1. ORGANIZATION: Ivy High Yield Fund is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B,
Class C, Class I and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of
Trust dated December 21, 1983 and is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.

The Fund will commence operations on April 6, 1998. As of the date of this report, operations have been limited to organizational matters and the issuance of initial shares to Mackenzie
Investment
Management Inc.  (MIMI).

2. ORGANIZATION COSTS AND PREPAID BLUE SKY FEES: Organization expenses are being amortized over a five year period from April 6,
1998, the commencement date of operations. Blue sky fees are being amortized over a one year period from April 6, 1998. Such organizational expenses and blue sky fees have been paid by MIMI and will be reimbursed by the Fund.

3. TRANSACTIONS WITH AFFILIATES: Ivy Management, Inc. (IMI), a wholly owned subsidiary of MIMI, is the Manager and Investment Adviser of the Fund. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of .85% of its average net assets.

MIMI provides certain administrative, accounting and pricing services for the Fund.

Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers.

Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of
MIMI, is the transfer and shareholder servicing agent for the Fund.

Officers of Ivy Fund are officers and/or employees of MIMI, IMI, IMDI and IMSC. Such individuals are not compensated by the Fund for services in their capacity as officers of Ivy Fund. Trustees of Ivy
Fund who are not affiliated with MIMI or IMI receive compensation from the Fund.

[Coopers & Lybrand letterhead]

                  REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Ivy High Yield Fund (the "Fund"):

We have audited the accompanying Statement of Assets and Liabilities of the Fund as of March 25, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the
Statement of Assets and Liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the Statement of
Assets and Liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the Statement of Assets and Liabilities. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of March 25, 1998, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.


Fort Lauderdale, Florida
March 25, 1998

                       IVY HIGH YIELD FUND

                            series of

                            IVY FUND
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432

               STATEMENT OF ADDITIONAL INFORMATION
                      ADVISOR CLASS SHARES

                          April 6, 1998

_________________________________________________________________

     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of eighteen fully managed portfolios, each of which (except for Ivy South America Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Advisor Class shares of Ivy High Yield Fund (the "Fund"). The other seventeen portfolios of the Trust are described in separate prospectuses and statements of additional information.

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated April 6, 1998 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below. Advisor Class shares are only offered to certain investors (see the Prospectus). The Fund also offers Class A, Class B, Class C and Class I shares, which are described in a separate prospectus and statement of additional information that may be obtained from the Distributor.

                       INVESTMENT MANAGER

                  Ivy Management, Inc. ("IMI")
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                    Telephone: (800) 777-6472

                           DISTRIBUTOR

                Ivy Mackenzie Distributors, Inc.
              Via Mizner Financial Plaza, Suite 300
                    700 South Federal Highway
                   Boca Raton, Florida  33432
                    Telephone: (800) 456-5111

                        TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . .  1
     DEVELOPMENT OF THE HIGH YIELD BOND MARKET . . . . . . . .  1
     HIGH YIELD BONDS-PORTFOLIO DIVERSIFICATION. . . . . . . .  1
     HIGH YIELD/HIGH RISK SECURITIES . . . . . . . . . . . . .  2
     U.S. GOVERNMENT SECURITIES. . . . . . . . . . . . . . . .  3
     COMMERCIAL PAPER. . . . . . . . . . . . . . . . . . . . .  4
     CONVERTIBLE SECURITIES. . . . . . . . . . . . . . . . . .  4
     REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . .  5
     BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS . . . .  5
     FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . .  6
     FOREIGN CURRENCIES. . . . . . . . . . . . . . . . . . . .  7
     FORWARD FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . .  8
     DEBT SECURITIES, IN GENERAL . . . . . . . . . . . . . . .  8
     INTERNATIONAL BOND MARKETS. . . . . . . . . . . . . . . .  9
     SMALL COMPANIES . . . . . . . . . . . . . . . . . . . . .  9
     WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS. . .  9
     ZERO COUPON BONDS . . . . . . . . . . . . . . . . . . . . 11
     ILLIQUID SECURITIES . . . . . . . . . . . . . . . . . . . 11
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . 12
          GENERAL. . . . . . . . . . . . . . . . . . . . . . . 12
          INTEREST RATE FUTURES CONTRACTS. . . . . . . . . . . 13
          OPTIONS ON INTEREST RATE FUTURES CONTRACTS . . . . . 14
          FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
               OPTIONS . . . . . . . . . . . . . . . . . . . . 14
          RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. . 15
          COMBINED TRANSACTIONS. . . . . . . . . . . . . . . . 16
     BORROWING . . . . . . . . . . . . . . . . . . . . . . . . 17

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 17

ADDITIONAL RESTRICTIONS. . . . . . . . . . . . . . . . . . . . 19

ADDITIONAL RIGHTS AND PRIVILEGES . . . . . . . . . . . . . . . 20
     AUTOMATIC INVESTMENT METHOD . . . . . . . . . . . . . . . 20
     EXCHANGE OF SHARES. . . . . . . . . . . . . . . . . . . . 20
     RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . 21
          INDIVIDUAL RETIREMENT ACCOUNTS . . . . . . . . . . . 22
          ROTH IRAS. . . . . . . . . . . . . . . . . . . . . . 23
          QUALIFIED PLANS. . . . . . . . . . . . . . . . . . . 24
          DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
               CHARITABLE ORGANIZATIONS ("403(B)(7)
               ACCOUNT") . . . . . . . . . . . . . . . . . . . 24
          SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS . . . . . . 25
          SIMPLE PLANS . . . . . . . . . . . . . . . . . . . . 25
     SYSTEMATIC WITHDRAWAL PLAN. . . . . . . . . . . . . . . . 25
     GROUP SYSTEMATIC INVESTMENT PROGRAM . . . . . . . . . . . 26

BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . 26

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . 28
     PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. . . . . . . . . 32

COMPENSATION TABLE . . . . . . . . . . . . . . . . . . . . . . 33

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . 35
     BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES. . . 35
     DISTRIBUTION SERVICES . . . . . . . . . . . . . . . . . . 37
          RULE 18F-3 PLAN. . . . . . . . . . . . . . . . . . . 38
     CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . 38
     FUND ACCOUNTING SERVICES. . . . . . . . . . . . . . . . . 38
     TRANSFER AGENT AND DIVIDEND PAYING AGENT. . . . . . . . . 39
     ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . 39
     AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . 39

CAPITALIZATION AND VOTING RIGHTS . . . . . . . . . . . . . . . 39

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . 41

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . 42

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . 43

TAXATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 44
     OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS. . . . . . . . . . . . . . . . . . . . . . 45
     CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES . . . . . . . . . . . . . . . . . . . . . . . 47
     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. . . . 47
     DEBT SECURITIES ACQUIRED AT A DISCOUNT. . . . . . . . . . 47
     DISTRIBUTIONS . . . . . . . . . . . . . . . . . . . . . . 48
     DISPOSITION OF SHARES . . . . . . . . . . . . . . . . . . 49
     FOREIGN WITHHOLDING TAXES . . . . . . . . . . . . . . . . 50
     BACKUP WITHHOLDING. . . . . . . . . . . . . . . . . . . . 51

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . 51
          YIELD. . . . . . . . . . . . . . . . . . . . . . . . 52
          AVERAGE ANNUAL TOTAL RETURN. . . . . . . . . . . . . 52
          CUMULATIVE TOTAL RETURN. . . . . . . . . . . . . . . 53
          OTHER QUOTATIONS, COMPARISONS AND GENERAL
               INFORMATION . . . . . . . . . . . . . . . . . . 53

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . 54

APPENDIX A
     DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P")
     AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
     CORPORATE BOND AND COMMERCIAL PAPER RATINGS . . . . . . . 55

APPENDIX B
     STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 25,
     1998 AND REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . 58

               INVESTMENT OBJECTIVES AND POLICIES

     The Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Investment Objectives and Policies" and "Risk Factors and Investment Techniques." Additional information regarding the characteristics and risks associated with the Fund's investment techniques is set forth below.

DEVELOPMENT OF THE HIGH YIELD BOND MARKET

     Over the course of this decade, the market for higher yielding domestic debt securities has changed dramatically. U.S.
high yield bonds now total over $350 billion, about a quarter of the entire U.S. corporate bond market.

     In the early 1970s high yield bonds emerged as a way for new companies, companies with troubled credit histories, or any company without access to more traditional financing to raise capital. The category grew and changed from a small, illiquid market for special circumstances, to a larger, more liquid market offering an alternative way to raise capital to companies of every size and structure.

     As the economy strengthened throughout the 1980s, some companies began to replace more and more of the equity in their capital structure with high yield debt. In the late 1980s, many companies had little equity supporting the outstanding debt. Those who had anticipated continuing growth and increasing cash flows to contribute to debt service found that as the economy slowed, they were unable to pay their creditors. This led to defaults and the high yield bond market nearly collapsed under the weight of several factors including a recession, the bankruptcy of a major high yield bond underwriter, and the forced withdrawal of thrifts from this market.

     Expanding companies are now turning to the high yield bond market for financing real growth. The average quality of the overall high yield bond category has improved. There are many opportunities to buy the debt of growing companies or companies that may not yet have the track record necessary to utilize more traditional sources of financing. The conditions of these borrowing companies can improve over time, and as the quality of the debt improves, the prospect for price appreciation adds to the return from income.

HIGH YIELD BONDS-PORTFOLIO DIVERSIFICATION

     The benefits of investing in high yield debt securities include the potential for superior yields and also portfolio diversification which may result in enhanced total returns with the potential for reduced overall portfolio risk.

     High yield bonds show a relatively low correlation with both stocks and investment-grade bonds. Due to this low correlation, high yield bonds offer diversification benefits to both equity and income portfolios.

HIGH YIELD/HIGH RISK SECURITIES

     The Fund invests in debt securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Corporation ("S&P") and comparable unrated securities. Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Below investment-grade securities (rated Ba or below by Moody's and BB or below by S&P) or unrated securities of equivalent quality in which the Fund may invest carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

     While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality. The Fund's achievement of its investment objectives may, to the extent of its investment in low-rated debt securities, be more dependent upon IMI's credit analysis than would be the case if the Fund was investing in higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the Fund's best interest to retain or dispose of the security.

     Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which the Fund could sell such securities, and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

     Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of IMI not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on IMI's credit analysis than is the case for higher quality bonds.
Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the best interest of the Fund to retain or dispose of such security.

     Prices for high yield securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

     Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates and may involve significantly greater price and yield volatility than traditional debt securities.
Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

     Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

COMMERCIAL PAPER

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund's investments are not limited to a particular Moody's or S&P rating category. The lower an issuer's rating, however, the greater the perceived risk of its inability for repayment. An issuer's rating depends on its ability to repay its short-term obligations as measured by factors such as market position, capitalization characteristics, earnings and profitability levels, and access to sources of alternate liquidity.

CONVERTIBLE SECURITIES

     Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

     The Fund may invest in convertible securities, such as corporate bonds, notes, debentures and other securities that may be converted into common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features.

     The convertible securities in which the Fund may invest include dividend-paying preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As debt securities, convertible securities are investments which provide for a stream of income. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

REPURCHASE AGREEMENTS

     Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

FOREIGN SECURITIES

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below and in the Fund's Prospectus, which are not typically associated with investing in United States securities and which may affect the Fund's performance favorably or unfavorably.

     The risks of investing in foreign securities are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause the Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

     In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Fund and its shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

     Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

FOREIGN CURRENCIES

     Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's Custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-ship between foreign currencies and the U.S. dollar. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

     The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

     The Fund will hold cash or liquid securities in a segregated account with its Custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

DEBT SECURITIES, IN GENERAL

      Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

INTERNATIONAL BOND MARKETS

     The U.S. dollar-denominated bond market now represents less than one half of the world's developed bond markets. As a result, opportunities for investment in international bond markets have become more significant. The liquidity of international bond markets has improved as the number of investors participating in these markets has increased. Additionally, many international bond markets have become more attractive for foreign investors due to the reduction of barriers of entry to foreign investors by deregulation and by reduction of withholding taxes.

     Concurrent with the opening of foreign markets, restrictions on international capital flows have been reduced or eliminated, thereby enabling investment funds to seek the highest expected returns. As a result, the market conditions of one nation influence the market conditions of other countries through the flow of international capital.

     Returns from international bond markets often differ from those generated by U.S. bond markets. The variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar.
Of course, at any time, the opposite may also be true.

SMALL COMPANIES

     Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs associated with trading in smaller company stocks may be higher than those of larger companies.

WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

     When the Fund purchases new issues of securities on a when-issued basis, the Fund's Custodian will establish a segregated account for the Fund consisting of cash or liquid securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

     Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise. For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

     Upon the settlement date of the when-issued securities, the Fund ordinarily will meet its obligation to purchase the securities from available cash flow, use of the cash (or liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).

The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

     The Fund may also enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with its Custodian cash or liquid securities of an aggregate value sufficient to make payment for the securities.

 are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. The Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

ZERO COUPON BONDS

     The Fund may purchase zero coupon bonds. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. The Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

ILLIQUID SECURITIES

     The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule
144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.

     Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

     Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     GENERAL. The Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal
to the daily change in value of the futures contract.   This
process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures position.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

     When purchasing a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

     When selling a futures contact, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

     When selling a call option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by that Fund.

     When selling a put option on a futures contract, the Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     INTEREST RATE FUTURES CONTRACTS. The Fund may engage in interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month U.S. Treasury bills. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

     The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result. When the Fund is not fully invested in securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging purposes, the Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

     Transactions in options on interest rate futures would enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund. Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

     FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

     An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

     RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

     Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

     The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts. See "Taxation."

BORROWING

     Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. All borrowings will be repaid before any additional investments are made.

                     INVESTMENT RESTRICTIONS

     The Fund's investment objectives as set forth in the Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

     (i) Invest in real estate, real estate mortgage loans, commodities, commodity futures contracts or interests in oil, gas and/or mineral exploration or development programs, although the Fund may purchase and sell
            (a) securities which are secured by real estate,
            (b) securities of issuers which invest or deal in real estate, and (c) futures contracts and related options;

     (ii) Make investments in securities for the purpose of exercising control over or management of the issuer;

     (iii) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund--or of the Fund and of other accounts under the investment management of the persons rendering investment advice to the Fund--for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

     (iv) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions; the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (v) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed debt securities,
            (b) the lending of the Fund's portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Trust's Trustees, or (c) the entry into repurchase agreements with banks or broker-dealers;

     (vi) Borrow amounts in excess of 20% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, provided that the Fund maintains net asset coverage of at least 300% for all borrowings;

     (vii) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund (except as may be necessary in connection with permitted borrowings and then not in excess of 20% of the Fund's total assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and options on future contracts;

     (viii) Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (ix) Act as an underwriter of securities, except to the extent that, in connection with the sale of securities, it may be deemed to be an underwriter under applicable securities laws;

     (x) Make short sales of securities or maintain a short position;

     (xi) Issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; or

     (xii) Purchase securities of any one issuer (except U.S. Government securities) if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.


                     ADDITIONAL RESTRICTIONS

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

     Under these restrictions, the Fund may not:

     (i) purchase or sell real estate limited partnership interests;

     (ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

     (iii) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities;" illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid; or

     (iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and rules thereunder.

     Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                ADDITIONAL RIGHTS AND PRIVILEGES

     The Trust offers and (except as noted below) bears the cost of providing to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

     Certain of the rights and privileges described below refer to funds, other than the Fund, whose shares are also distributed by Ivy Mackenzie Distributors, Inc. ("IMDI"). These funds are:
Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy Pan-Europe Fund, and Ivy Money Market Fund (the other seventeen series of the Trust). (Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors.) Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

     The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $250 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice from the shareholder. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

     As described in the Prospectus, Advisor Class shareholders of the Fund have an exchange privilege with certain other Ivy funds (except Ivy International Fund). Before effecting an exchange, shareholders should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

     Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy fund on the basis of the relative net asset value per Advisor Class share. The minimum amount of Advisor Class shares that may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of the Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of the Fund to less than $10,000. Exchanges are available only in states where the exchange can legally be made.

     Each exchange will be made on the basis of the relative net asset values per share of each fund of Ivy Fund next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") (normally 4:00 p.m., eastern time) to receive the price computed
on the day of receipt.   Exchange requests received after that
time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

     An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

     With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

RETIREMENT PLANS

     Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds of Ivy Fund in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

     The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

     Retirement Plan New Account Fee           no fee
     Retirement Plan Annual Maintenance Fee    $10.00 per account

For shareholders whose retirement accounts are diversified across several funds of Ivy Fund, the annual maintenance fee will be limited to not more than $20.

     The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account. Individuals should consult their tax advisers before investing IRA assets in an Ivy fund if that fund primarily distributes exempt-interest dividends.

     An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

     In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

     An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on
(i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

     Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-ciary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses, amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distribu-tions will result in the imposition of a 50% non-deductible penalty tax.

     ROTH IRAS: Shares of the Trust also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

     A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

     An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

     No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

     An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

     QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more of the funds of Ivy Fund through a qualified retirement plan, a Custodial Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

     In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

     A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

     Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
Similar contribution and deduction rules apply to corporate employers.

     Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
(5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(6) rolls over the distribution.

     The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

     DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

     Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
(3) uses the withdrawal to pay tax-deductible medical expenses;
(4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
(5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

     SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year. Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if any contributions or benefits are credited to those employees under any other qualified retirement plan maintained by the employer.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must continually maintain an account balance of at least $10,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

     A redemption under a Withdrawal Plan is a taxable event.
Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

     An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC.

If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal
Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

     Shares may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code.

The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

     With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                      BROKERAGE ALLOCATION

     Subject to the overall supervision of the President and the Board, IMI places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions, and, therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that a better price and execution are available elsewhere.

     IMI selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to a particular Fund or the Trust. IMI may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

     As of the date of this SAI, the Fund had not paid any brokerage commissions.

     The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million.
The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice.

The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                      TRUSTEES AND OFFICERS

     The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                         POSITION
                         WITH THE    BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE       TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.    Trustee     Chairman, Dynamics Research
60 Concord Street                    Corp. (instruments and
Wilmington, MA  01887                controls); Director, Burr-
Age: 74                              Brown Corp. (operational
                                     amplifiers); Director,
                                     Metritage Incorporated
                                     (level measuring
                                     instruments); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1998).

Paul H. Broyhill         Trustee     Chairman, BMC Fund, Inc.
800 Hickory Blvd.                    (1983-present); Chairman,
Golfview Park-Box 500                Broyhill Family Foundation,
Lenoir, NC 28645                     Inc. (1983-Present);
Age:  74                             Chairman and President,
                                     Broyhill Investments, Inc.
                                     (1983-present); Chairman,
                                     Broyhill Timber Resources
                                     (1983-present); Management
                                     of a personal portfolio of
                                     fixed-income and equity
                                     investments (1983-present);
                                     Trustee of Mackenzie Series
                                     Trust (1988-1998); Director
                                     of The Mackenzie Funds Inc.
                                     (1988-1995).

Stanley Channick         Trustee     President and Chief
11 Bala Avenue                       Executive Officer, The
Bala Cynwyd, PA 19004                Whitestone Corporation
Age:  75                             (insurance agency);
                                     Chairman, Scott Management
                                     Company (administrative
                                     services for insurance
                                     companies); President, The
                                     Channick Group (consultants
                                     to insurance companies and
                                     national trade
                                     associations); Trustee of
                                     Mackenzie Series Trust
                                     (1994-1998); Director of
                                     The Mackenzie Funds Inc.
                                     (1994-1995).

Frank W. DeFriece, Jr.   Trustee     Director, Manager and Vice
The Landmark Centre                  President, Director and
113 Landmark Lane,                   Fund Manager, Massengill-
Suite B                              DeFriece Foundation
Bristol, TN  37620-2285              (charitable organization)
Age: 77                              (1950-present); Trustee and
                                     Vice Chairman, East
                                     Tennessee Public
                                     Communications Corp. (WSJK-
                                     TV) (1984-present); Trustee
                                     of Mackenzie Series Trust
                                     (1985-1998); Director of
                                     The Mackenzie Funds Inc.
                                     (1987-1995).

Roy J. Glauber           Trustee     Mallinckrodt Professor of
Lyman Laboratory                     Physics, Harvard
of Physics                           University (1974-present);
Harvard University                   Trustee of Mackenzie Series
Cambridge, MA 02138                  Trust (1994-1998).
Age: 72

Michael G. Landry        Trustee     President, Chief Executive
700 South Federal Hwy.   and         Officer and Director of
Suite 300                Chairman    Mackenzie Investment
Raton, FL  33432                     Management Inc. (1987-
Age: 51                              present); President,
[*Deemed to be an                    Director and Chairman of
"interested person"                  Ivy Management Inc. (1992-
of the Trust, as                     present); Chairman and
defined under the                    Director of Ivy Mackenzie
1940 Act.]                           Services Corp.(1993-
                                     present); Chairman and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Director and
                                     President of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994);  Director and
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Trustee of Mackenzie Series
                                     Trust (1987-1998);
                                     President of Mackenzie
                                     Series Trust (1987-1996);
                                     Chairman of Mackenzie
                                     Series Trust (1996-
                                     1998).

Joseph G. Rosenthal      Trustee     Chartered Accountant
110 Jardin Drive                     (1958-present); Trustee of
Unit #12                             Mackenzie Series Trust
Concord, Ontario Canada              (1985-1998); Director of
L4K 2T7                              The Mackenzie Funds Inc.
Age: 63                              (1987-1995).

Richard N. Silverman     Trustee     Director, Newton-Wellesley
18 Bonnybrook Road                   Hospital; Director, Beth
Waban, MA  02168                     Israel Hospital; Director,
Age: 74                              Boston Ballet; Director,
                                     Boston Children's Museum;
                                     Director, Brimmer and May
                                     School.

J. Brendan Swan          Trustee     President, Airspray
4701 North Federal Hwy.              International, Inc.;
Suite 465                            Joint Managing Director,
Pompano Beach, FL  33064             Airspray International
Age: 67                              B.V. (an environmentally
                                     sensitive packaging
                                     company); Director of
                                     Polyglass LTD.; Director,
                                     The Mackenzie Funds Inc.
                                     (1992-1995); Trustee of
                                     Mackenzie Series Trust
                                     (1992-1998).

Keith J. Carlson         Trustee     Senior Vice President of
700 South Federal Hwy.   and         Mackenzie Investment
Suite 300                President   Management, Inc. (1996
Boca Raton, FL 33432                 -present); Senior Vice
Age: 41                              President and Director of
[*Deemed to be an                    Mackenzie Investment
"interested person"                  Management, Inc. (1994
of the Trust, as                     -1996); Senior Vice
defined under the                    President and Treasurer of
1940 Act.]                           Mackenzie Investment
                                     Management, Inc. (1989-
                                     1994); Senior Vice
                                     President and Director of
                                     Ivy Management Inc. (1994-
                                     present); Senior Vice
                                     President, Treasurer and
                                     Director of Ivy Management
                                     Inc. (1992-1994); Vice
                                     President of The Mackenzie
                                     Funds Inc. (1987-1995);
                                     Senior Vice President and
                                     Director, Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1993-1996);
                                     Trustee and President of
                                     Mackenzie Series Trust
                                     (1996-1998); Vice President
                                     of Mackenzie Series Trust
                                     (1994-1996); Treasurer of
                                     Mackenzie Series Trust
                                     (1985-1994); President,
                                     Chief Executive Officer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1994-
                                     present); Executive Vice
                                     President and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1993-1994).

C. William Ferris        Secretary/  Senior Vice President,
700 South Federal Hwy.   Treasurer   Chief Financial Officer
Suite 300                            and Secretary/Treasurer
Boca Raton, FL  33432                of Mackenzie Investment
Age: 53                              Management Inc. (1995-
                                     present); Senior Vice
                                     President, Finance and
                                     Administration/Compliance
                                     Officer of Mackenzie
                                     Investment Management Inc.
                                     (1989-1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Clerk of Ivy
                                     Management Inc. (1994-
                                     present); Vice President,
                                     Finance/Administration and
                                     Compliance Officer of Ivy
                                     Management Inc. (1992-
                                     1994); Senior Vice
                                     President, Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Distributors,
                                     Inc. (1994-present);
                                     Secretary/Treasurer and
                                     Director of Ivy Mackenzie
                                     Distributors, Inc. (1993-
                                     1994); President and
                                     Director of Ivy Mackenzie
                                     Services Corp. (1996-
                                     present); Secretary/
                                     Treasurer and Director of
                                     Ivy Mackenzie Services
                                     Corp. (1993-1996);
                                     Secretary/Treasurer of The
                                     Mackenzie Funds Inc. (1993-
                                     1995); Secretary/Treasurer
                                     of Mackenzie Series Trust
                                     (1994-1998).

James W. Broadfoot       Vice        Executive Vice President,
700 South Federal Hwy.   President   Ivy Management Inc. (1996-
Suite 300                            present); Senior Vice
Boca Raton, FL  33432                President, Ivy Management,
Age: 56                              Inc. (1992-1996); Director
                                     and Senior Vice President,
                                     Mackenzie Investment
                                     Management Inc. (1995-
                                     present); Senior Vice
                                     President, Mackenzie
                                     Investment Management Inc.
                                     (1990-1995).

     As of the date of this SAI, the Officers and Trustees of the Trust as a group owned no Fund shares.

PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

     Employees of IMI are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                       COMPENSATION TABLE
                            IVY FUND
              (FISCAL YEAR ENDED DECEMBER 31, 1997)

                                                       TOTAL
                            PENSION OR                 COMPENSA-
                            RETIREMENT                 TION FROM
                            BENEFITS    ESTIMATED      TRUST AND
                 AGGREGATE  ACCRUED AS  ANNUAL         FUND COM-
                 COMPENSA-  PART OF     BENEFITS       PLEX PAID
NAME,            TION       FUND        UPON           TO
POSITION         FROM TRUST EXPENSES    RETIREMENT
TRUSTEES[*]

John S.          $13,722    N/A         N/A            $15,000
 Anderegg, Jr.
(Trustee)

Paul H.          $13,722    N/A         N/A            $15,000
 Broyhill
(Trustee)

Keith J.         $0         N/A         N/A            $0
 Carlson
(Trustee and
 President)

Stanley          $13,722    N/A         N/A            $15,000
  Channick
(Trustee)

Frank W.         $13,722    N/A         N/A            $15,000
 DeFriece, Jr.
(Trustee)

Roy J.           $13,722    N/A         N/A            $15,000
 Glauber
(Trustee)

Michael G.       $0         N/A         N/A            $0
 Landry
(Trustee and
 Chairman of
 the Board)

Joseph G.        $13,722    N/A         N/A            $15,000
 Rosenthal
(Trustee)

Richard N.       $13,722    N/A         N/A            $15,000
 Silverman
(Trustee)

J. Brendan       $13,722    N/A         N/A            $15,000
 Swan
 (Trustee)

C. William       $0         N/A         N/A            $0
 Ferris
 (Secretary/Treasurer)

[*] During the year ended December 31, 1997, the fund complex consisted of the Trust, which had 17 funds at year end, and Mackenzie Series Trust, an open-end, management investment company comprised of 4 funds that were reorganized into series of unaffiliated investment companies on September 5, 1997.

                INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

     IMI provides business management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the "Agreement"), which was last approved by the Board on September 13, 1997. The Agreement was approved by the sole shareholder of the Fund on March 25, 1998. Prior to shareholder approval, the Agreement was approved by the Board (including a majority of the Trustees who are neither "interested persons," as defined in the 1940 Act, of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement (the "Independent Trustees")) on February 7, 1998 with respect to the Fund.

     IMI is a wholly owned subsidiary of MIMI. MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and registered in Ontario as a mutual fund dealer whose shares are listed for trading on the TSE. MFC provides investment advisory services to certain of the Ivy funds.

     IMI currently acts as manager and investment adviser to the following additional investment companies registered under the 1940 Act: Ivy China Region Fund, Ivy Global Fund, Ivy International Fund, Ivy South America Fund, Ivy Developing Nations Fund, Ivy Global Science & Technology Fund, Ivy International Small Companies Fund, Ivy International Fund II, Ivy Asia Pacific Fund, Ivy Pan-Europe Fund, Ivy Growth Fund, Ivy US Emerging Growth Fund, Ivy Growth with Income Fund, Ivy Bond Fund and Ivy Money Market Fund.

     The Agreement obligates IMI to make investments for the accounts of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.

     Under the Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the Securities and Exchange Commission (the "SEC") and of state securities commissions and other regulatory agencies.

     The Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 0.75% of its average net assets.

     Advisory fee information is not available for the Fund as of the date of this SAI.

     Under the Agreement, the Trust pays the following expenses:
(1) the fees and expenses of the Trust's Independent Trustees;
(2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
(4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

     IMI currently limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 0.85% of the Fund's average net assets, which may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time its expenses may increase and its yield may be reduced.

     The initial term of the Agreement between IMI and the Fund, which commenced on March 25, 1998, will run for a period of two years from the date of commencement. The Agreement will continue in effect with respect to the Fund from year to year, or for more than the initial period, as the case may be, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either
(a) by the vote of a majority of the outstanding voting securi-ties (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

     The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.

The Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

     IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of Ivy Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated October 23, 1991, as amended from time to time (the "Distribution Agreement"). The Distribution Agreement was last approved by the Board on September 13, 1997. At a meeting held on February 7, 1998, the Board approved the Distribution Agreement on behalf of the Fund. IMDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

     Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

     As of the date of this SAI, IMDI had not received any payments under the Distribution Agreement with respect to the Fund.

     The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

     IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. IMDI also may make payments to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.

     If the Distribution Agreement is terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which it has not been terminated (or have been renewed).

     RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on February 7, 1998, the Board adopted the Rule 18f-3 plan on behalf of the Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

     Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109, maintains custody of the assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities. The Custodian may receive, as partial payment for its services to the Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

     Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

     As of the date of this SAI, no payments had been made with respect to the provision of these services for the Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for the Fund. For these services, the Fund pays a monthly fee at an annual rate of $20.00 for each open Advisor Class account. In addition, the Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain out-of-pocket expenses. As of the date of this SAI, no payments had been made by the Fund for transfer agency services. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., .10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

     Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to the Fund. As compensation for these services, the Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of
 .10% of the average daily net assets of its Advisor Class shares.

As of the date of this SAI, no payments had been made by the Fund under the Administrative Services Agreement.

AUDITORS

     Coopers & Lybrand L.L.P., independent certified public accountants, has been selected as auditors for the Trust. The audit services performed by Coopers & Lybrand L.L.P. include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

                CAPITALIZATION AND VOTING RIGHTS

     The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share).

When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

      The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized eighteen series, each of which represents a fund.

The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy International Fund and Ivy Money Market Fund and Class A, Class B, Class C and Advisor Class shares for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy US Emerging Growth Fund (formerly Ivy Emerging Growth Fund), Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy High Yield Fund (formerly Ivy International Bond Fund), Ivy South America Fund (formerly Ivy Latin America Strategy Fund), Ivy Money Market Fund, Ivy Developing Nations Fund (formerly Ivy New Century Fund) and Ivy Pan-Europe Fund, as well as Class I shares for Ivy Bond Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy High Yield Fund and Ivy International Small Companies Fund.

     Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).

Shareholders of the Fund are entitled to vote alone on matters that only affect the Fund. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a fund, then the shareholders of that fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

     As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

     With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

     The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

     As of the date of this SAI, there were no Fund shares outstanding other than those issued to the sole shareholder.

     Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                         NET ASSET VALUE

     The share price, or value, for the separate classes of shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost, which approximates money market value.

     The Fund's liabilities are allocated between its classes. The total of such liabilities allocated to a class plus that class's distribution fee and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the net asset value per share.

     Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the Exchange close early as a result of such day being a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

     When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

     The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

     Valuations of below investment-grade securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of Trustees.

     The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the best interest of the Fund to do so.

                       PORTFOLIO TURNOVER

     The Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Common stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. It is estimated that the portfolio turnover rate for the Fund's initial fiscal year will not exceed 100%.

                           REDEMPTIONS

     Shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC.

     Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

     Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund may make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

     The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment, including sales charges paid, of less than $10,000 in the Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

     If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

     The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                            TAXATION

     The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in the Fund.

     The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

     The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures and forward contracts.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to individual shareholders at a maximum 20% to 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares.

To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, may be eligible for reduced federal tax rates, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

FOREIGN WITHHOLDING TAXES

     Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

     If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

     Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

     The Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

     Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                     PERFORMANCE INFORMATION

     Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to:
(i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Trust may, from time to time, include the yield, the average annual total return and the cumulative total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

     YIELD. Quotations of yield for Adviser Class shares of the Fund will be based on all investment income attributable to that Class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses attributable to that Class accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that Class earned during the period by the net asset value per share on the last day of the period, according to the following formula:

          YIELD     =    2[({(a-b)/cd} + 1){superscript 6}-1]

Where:    a         =    dividends and interest earned during the
                         period attributable to Advisor Class
                         shares,

          b         =    expenses accrued for the period
                         attributable to that Class (net of
                         reimbursements),

          c         =    the average daily number of shares of
                         that Class outstanding during the period that were entitled to receive dividends, and

          d         =    the net asset value per share on the
                         last day of the period.


     AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for Adviser Class shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

          P(1 + T){superscript n} = ERV

Where:    P    =    a hypothetical initial payment of $1,000 to
                    purchase Adviser Class shares

          T    =    the average annual total return of Adviser
                    Class shares

          n    =    the number of years

          ERV  =    the ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of the period.

     For purposes of the above computation for Advisor Class shares of the Fund, it is assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional Advisor Class shares of the Fund during the designated period. Standardized Return quotations for the Fund do not take into account any required payments for Federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

     The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

     CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in Advisor Class shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's Advisor Class shares and assume that all dividends and capital gains distributions during the period were reinvested in Advisor Class shares of the Fund. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in Advisor Class shares of the Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

          C = (ERV/P) - 1

Where:    C    =    cumulative total return

          P    =    a hypothetical initial investment of $1,000
                    to purchase Advisor Class shares

          ERV  =    ending redeemable value:  ERV is the value,
                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

     The Fund may also cite endorsements or use for comparison their performance rankings and listings reported in such newspapers or business or consumer publications as, among others:

AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                      FINANCIAL STATEMENTS

     The Fund's Statement of Assets and Liabilities as of
March 25, 1998 and the Notes thereto are attached hereto as Appendix B.

                           APPENDIX A

DESCRIPTION OF STANDARD & POOR'S CORPORATION ("S&P") AND
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue  (Moody's
Investors Service, New York, 1994), and "Standard & Poor's
Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New
York, 1997).]

MOODY'S:

(a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated Baa by Moody's are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing.   Such issues may
be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
(8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers rated Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

     (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Debt rated AAA has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

     Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                           APPENDIX B

               STATEMENT OF ASSETS AND LIABILITIES
                      AS OF MARCH 25, 1998
              AND REPORT OF INDEPENDENT ACCOUNTANTS

IVY HIGH YIELD FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 25, 1998

ASSETS
  Cash . . . . . . . . . . . . . . . . . . . .  $    50
  Deferred organization expenses . . . . . . .   64,772
  Prepaid blue sky fees. . . . . . . . . . . .   47,500
                                              ---------
     Total Assets. . . . . . . . . . . . . . .  112,322
                                              ---------
LIABILITIES
  Due to affiliate . . . . . . . . . . . . . .  112,272
                                              ---------

NET ASSETS . . . . . . . . . . . . . . . . . .  $    50
                                              ========
CLASS A:
  Net asset value and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00
                                              =========
  Maximum offering price
     per share
     ($10.00 x 100 / 95.25)* . . . . . . . . .  $ 10.61
                                              =========

CLASS B:
  Net asset value and
     offering price per share
     ($10 / 1 share outstanding)** . . . . . .  $ 10.00
                                              =========

CLASS C:
  Net asset value and
     offering price per share
     ($10 / 1 share outstanding)***. . . . . .  $ 10.00
                                              =========

CLASS I:
  Net asset value, offering and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00
                                              =========

ADVISOR CLASS:
  Net asset value, offering and
     redemption price per share
     ($10 / 1 share outstanding) . . . . . . .  $ 10.00

                                              =========

NET ASSETS CONSISTS OF:
  Capital paid-in. . . . . . . . . . . . . . .  $    50
                                              =========

* On sales of more than $100,000 the offering price is reduced.
** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge, up to a maximum of 5%.
*** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge, up to a maximum of 1%.

(See Notes to Financial Statement)

IVY HIGH YIELD FUND
NOTES TO STATEMENT OF ASSETS AND LIABILITIES
MARCH 25, 1998


1.ORGANIZATION: Ivy High Yield Fund is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Class I and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund will commence operations on April 6, 1998. As of the date of this report, operations have been limited to organizational matters and the issuance of initial shares to Mackenzie Investment Management Inc. (MIMI).

2.ORGANIZATION COSTS AND PREPAID BLUE SKY FEES: Organization expenses are being amortized over a five year period from April 6, 1998, the commencement date of operations. Blue sky fees are being amortized over a one year period from April 6, 1998. Such organizational expenses and blue sky fees have been paid by MIMI and will be reimbursed by the Fund.

3.TRANSACTIONS WITH AFFILIATES: Ivy Management, Inc. (IMI), a wholly owned subsidiary of MIMI, is the Manager and Investment Adviser of the Fund. Currently, IMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of .85% of its average net assets.

MIMI provides certain administrative, accounting and pricing services for the Fund.

Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers.

Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund.

Officers of Ivy Fund are officers and/or employees of MIMI, IMI, IMDI and IMSC. Such individuals are not compensated by the Fund for services in their capacity as officers of Ivy Fund. Trustees of Ivy Fund who are not affiliated with MIMI or IMI receive compensation from the Fund.

[Coopers & Lybrand letterhead]

                REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Ivy High Yield Fund (the "Fund"):

We have audited the accompanying Statement of Assets and Liabilities of the Fund as of March 25, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the Statement of Assets and Liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the Statement of Assets and Liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the Statement of Assets and Liabilities. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of March 25, 1998, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.


Fort Lauderdale, Florida
March 25, 1998